Deposits (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Scheduled maturities of time deposits
2012	$ 2,947,111
2013	254,344
2014	68,881
2015	39,260
2016	1,363
Thereafter	422
Total time, certificates of deposit	3,311,381	3,437,640
Scheduled maturities of time deposits in amounts of $100,000 or more
Due within 3 months or less	871,022
Due after 3 months and within 6 months	545,993
Due after 6 months and within 12 months	608,270
Due after 12 months	241,183
Total	$ 2,266,468